Property and Equipment, Net (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property and equipment, net book value
Property, Plant and Equipment, at cost		$ 26,474
Less: accumulated depreciation		(23,593)
Net book value		2,881
Furniture, fixtures and equipment [Member]
Property and equipment, net book value
Property, Plant and Equipment, at cost		6,125
Computer software [Member]
Property and equipment, net book value
Property, Plant and Equipment, at cost		$ 20,349